Risk Management Activities - Effect of Hedges (Details) MWh in Thousands, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) MWh	Dec. 31, 2022 CAD ($) MWh	Dec. 31, 2023 USD ($) MWh	Dec. 31, 2022 USD ($) MWh
Disclosure of detailed information about hedging instruments [line items]
Fair value asset		$ 3
Fair value liability	$ 5
Physical power sales | Cash flow hedges | Commodity risk management
Disclosure of detailed information about hedging instruments [line items]
Notional amount (MMWH) | MWh	5,966	9,295	5,966	9,295
Fair value liability	$ (205)	$ (347)
Gain (loss) on hedge ineffectiveness	(114)	(594)
Foreign-denominated Debt | Net Investment Hedge | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Fair value asset	489	502
Gain (loss) on hedge ineffectiveness	$ 0	$ 0
Foreign-denominated Debt | Net Investment Hedge | Currency risk | USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount			$ 370	$ 370